Commitments and Contingencies - Legal proceedings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Legal Matters and Contingencies [Line Items]
Insurance recoveries	$ 941,903	$ 699,649	$ 405,712
Import Export Duties [Member]
Legal Matters and Contingencies [Line Items]
Payments for legal settlements	6,100
Ocean Rig Corcovado [Member]
Legal Matters and Contingencies [Line Items]
Insurance recoveries	$ 24,640